AAM S&P 500 High Dividend Value ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 9.0%
65,392	AT&T, Inc.	$1,228,062
40,800	Interpublic Group of Companies, Inc.	1,218,696
114,048	Lumen Technologies, Inc.	1,241,983
17,448	Omnicom Group, Inc.	1,218,568
27,068	Verizon Communications, Inc.	1,250,271
		6,157,580
	Consumer Discretionary - 9.2%
35,948	Bath & Body Works, Inc.	1,277,592
93,827	Ford Motor Company	1,378,318
12,411	Ralph Lauren Corporation	1,224,097
35,440	Tapestry, Inc.	1,191,847
7,171	Whirlpool Corporation	1,239,651
		6,311,505
	Consumer Staples - 8.9
27,923	Altria Group, Inc.	1,224,703
31,400	Kraft Heinz Company	1,156,462
20,778	Molson Coors Brewing Company - Class B	1,241,485
12,543	Philip Morris International, Inc.	1,218,552
31,122	Walgreens Boots Alliance, Inc.	1,233,054
		6,074,256
	Energy - 9.4%
8,345	Chevron Corporation	1,366,744
13,818	Exxon Mobil Corporation	1,339,379
68,171	Kinder Morgan, Inc.	1,226,396
14,231	Phillips 66	1,266,559
11,567	Valero Energy Corporation	1,281,277
		6,480,355
	Financials - 9.0%
23,180	Citigroup, Inc.	1,203,042
32,370	Citizens Financial Group, Inc.	1,229,089
92,412	Huntington Bancshares, Inc.	1,228,156
18,826	Principal Financial Group, Inc.	1,260,212
12,597	Prudential Financial, Inc.	1,259,574
		6,180,073
	Health Care - 8.7%
8,105	AbbVie, Inc.	1,163,148
19,789	Gilead Sciences, Inc.	1,182,393
37,648	Organon & Company	1,194,195
23,486	Pfizer, Inc.	1,186,278
125,990	Viatris, Inc.	1,220,843
		5,946,857
	Industrials - 9.2%
8,971	3M Company	1,285,006
5,551	General Dynamics Corporation	1,258,245
3,049	Lockheed Martin Corporation	1,261,707
5,642	Snap-on, Inc.	1,264,090
6,400	United Parcel Service, Inc. - Class B	1,247,296
		6,316,344
	Information Technology - 9.0%
27,062	Cisco Systems, Inc.	1,227,803
87,379	Hewlett Packard Enterprise Company	1,244,277
37,057	HP, Inc.	1,237,333
9,382	International Business Machines Corporation	1,227,072
15,660	Seagate Technology Holdings plc	1,252,487
		6,188,972
	Materials - 9.0%
95,492	Amcor plc	1,236,621
23,666	Dow, Inc.	1,259,268
27,855	International Paper Company	1,191,358
13,862	LyondellBasell Industries NV - Class A	1,235,382
29,113	WestRock Company	1,233,227
		6,155,856
	Real Estate - 9.1%
13,587	Boston Properties, Inc.	1,238,591
19,153	Regency Centers Corporation	1,234,028
11,605	Simon Property Group, Inc.	1,260,767
36,394	VICI Properties, Inc.	1,244,311
40,607	Vornado Realty Trust	1,234,046
		6,211,743
	Utilities - 9.3%
31,400	FirstEnergy Corporation	1,290,540
14,994	NextEra Energy, Inc.	1,266,843
33,769	NRG Energy, Inc.	1,274,780
44,026	PPL Corporation	1,280,276
12,296	WEC Energy Group, Inc.	1,276,448
		6,388,887
	TOTAL COMMON STOCKS (Cost $69,865,163)	68,412,428

	SHORT-TERM INVESTMENTS - 0.5%
326,781	Invesco Government & Agency Portfolio, Institutional Class - 1.88% (a)	326,781
	TOTAL SHORT-TERM INVESTMENTS (Cost $326,781)	326,781
	TOTAL INVESTMENTS (Cost $70,191,944) - 100.3%	68,739,209
	Liabilities in Excess of Other Assets - (0.3)%	(223,240)
	NET ASSETS - 100.0%	$68,515,969

	Percentages are stated as a percent of net assets.

(a)	Rate shown is the annualized seven-day yield as of July 31, 2022.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$68,412,428	$-	$-	$68,412,428
Short-Term Investments	326,781	-	-	326,781
Total Investments in Securities	$68,739,209	$-	$-	$68,739,209

^See Schedule of Investments for breakout of investments by sector classifications.
For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.